License Agreements	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
License Agreements
License Agreements

14.License Agreements

In July 2012, Stem Med Limited Partnership, or StemMed, entered into a license agreement, or the BCM First Agreement, with Baylor College of Medicine, or BCM, for the exclusive, worldwide, sublicensable license to certain patents and patent applications related to STAT3 inhibitors in oncology and certain non-oncology indications, or the BCM Patent Rights, which are referred to together with certain cell lines, biological materials, compounds, know-how and technologies as the BCM Technology, in all fields of use. Under the license for the BCM First Agreement, the Company is permitted to make, have made, use, market, sell, offer to sell, lease and import products, processes or services that incorporate, utilize, or are made with the use of the BCM Patent Rights or BCM Technology, which is referred to together as the BCM1 Licensed Products, in all fields of use.

In June 2015, StemMed entered into a second license agreement with BCM, or the BCM Second Agreement, which is referred to together with the BCM First Agreement as the BCM License Agreements, for the exclusive, worldwide, sublicensable license to certain patents and patent applications co-owned by BCM and the National Institutes of Health, or NIH, related to methods and compositions for the use of STAT3 inhibitors in certain conditions like anaphylaxis, or the Licensed Patent Rights. Under the license for the Second BCM Agreement, the Company is permitted to make, have made, use, market, sell, offer to sell, lease and import products, processes or services that incorporate, utilize or are made with the use of the Licensed Patent Rights, or the BCM2 Licensed Products, in all fields of use.

StemMed assigned the BCM First Agreement and the BCM Second Agreement to the Company in connection with the transfer of all or substantially all of the assets and businesses to which the BCM License Agreements relate to in January and February 2018.

In accordance with BCM License Agreements, and in consideration for the rights and licenses granted to the Company, the Company agreed to pay BCM the following:

a.	Annual maintenance fees, ranging from $30,000 to $50,000 per year, per license.
b.	Milestone payments, up to a low-seven digit figure in the aggregate.
c.	Royalty fees, set at a low-single-digit percentage of net sales of any BCM1 Licensed Products or BCM2 Licensed Products.

Milestones include new drug filings, clinical trial stages, and New Drug Application approval by the FDA.

As of June 30, 2025, the full amount of $50,000 in annual maintenance fees had already been paid and thus no accrual was needed. As a result, the Company recorded $25,000 in prepaid expenses as of June 30, 2025. As of December 31, 2024, the full amount of $50,000 in annual maintenance fees had already been paid and thus no accrual was needed. To date, no royalty fees have been incurred. All related license costs are expensed as incurred within research and development on the condensed consolidated statements of operations and comprehensive income (loss).

15.License Agreements

In July 2012, Stem Med Limited Partnership, or StemMed, entered into a license agreement, or the BCM First Agreement, with Baylor College of Medicine, or BCM, for the exclusive, worldwide, sublicensable license to certain patents and patent applications related to STAT3 inhibitors in oncology and certain non-oncology indications, or the BCM Patent Rights, which are referred to together with certain cell lines, biological materials, compounds, know-how and technologies as the BCM Technology, in all fields of use. Under the license for the BCM First Agreement, the Company is permitted to make, have made, use, market, sell offer to sell, lease and import products, processes or services that incorporate, utilize, or are made with the use of the BCM Patent Rights or BCM Technology, which is referred to together as the BCM1 Licensed Products, in all fields of use.

In June 2015, StemMed entered into a second license agreement with BCM, or the BCM Second Agreement, which is referred to together with the BCM First Agreement as the BCM License Agreements, for the exclusive, worldwide, sublicensable license to certain patents and patent applications co-owned by BCM and the National Institutes of Health, or NIH, related to methods and compositions for the use of STAT3 inhibitors in certain conditions like anaphylaxis, or the Licensed Patent Rights. Under the license for the Second BCM Agreement, the Company is permitted to make, have made, use, market, sell, offer to sell, lease and import products, processes or services that incorporate, utilize or are made with the use of the Licensed Patent Rights, or the BCM2 Licensed Products, in all fields of use.

StemMed assigned the BCM First Agreement and the BCM Second Agreement to the Company in connection with the transfer of all or substantially all of the assets and businesses to which the BCM License Agreements relate to in January and February 2018.

In accordance with BCM License Agreements, and in consideration for the rights and licenses granted to the Company, the Company agreed to pay BCM the following:

a.	Annual maintenance fees, ranging from $30,000 to $50,000 per year, per license.
b.	Milestone payments, up to a low-seven digit figure in the aggregate.
c.	Royalty fees, set at low-single-digit of net sales of any BSM1 Licensed Products or BSM2 Licensed Products.

Milestones include new drug filings, clinical trial stages, and New Drug Application approval by the FDA.

The Company recorded $50,000 of annual maintenance fees during each of the years ended December 31, 2024 and 2023. The Company also incurred $125,000 in milestone payments in each of the years ended December 31, 2024 and 2023 in relation to the initiation of two Phase 2 clinical trials. To date, no royalty fees have been incurred. All related license costs are expensed as incurred within research and development on the statements of operations.